Income Tax (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Federal [Member]
Carryforwards future income tax returns
Operating loss carry forwards, Expired in 2030	$ 143
Operating loss carry forwards, Expired in 2031	1,127
Operating loss carry forwards, Expired in 2030	2030
Operating loss carry forwards, Expired in 2031	2031
State [Member]
Carryforwards future income tax returns
Operating loss carry forwards, Expired in 2030	143
Operating loss carry forwards, Expired in 2031	$ 719
Operating loss carry forwards, Expired in 2030	2030
Operating loss carry forwards, Expired in 2031	2031